Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that are measured at fair value on a recurring basis
The following table presents information as of December 31, 2022 and 2021 about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:
December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$152,296,551	$—	$—
Liabilities:
Derivative liabilities – public warrants	$1,800,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$840,370
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – public warrants	$3,825,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$1,785,000
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2022 and December 31, 2021 (in thousands):

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	$—	$—	$2,119	$2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total liabilities	$—	$—	$83,094	$83,094

	Fair Value Measurement as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	—	—	1,145	$1,145
AM SAFE warrant	—	—	1,729	1,729
AM SAFE liability	—	—	28,271	28,271
Total Liabilities	$—	$—	$31,145	$31,145

Summary of quantitative information regarding Level 3 fair value measurement inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Volatility	5.2%	9.6%
Stock price	$9.98	$9.66
Remaining term (years)	5.09	5.75
Risk-free rate	3.91%	1.32%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Stock price	$22.81	$13.77
Weighted average exercise price	17.31	17.32
Term (in years)	1.1	2.8
Expected volatility	73.4%	70.6%
Risk-free interest rate	4.5%	0.8%
Expected dividend yield	—%	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
Significant inputs for Level 3 SAFE warrant fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%

Summary of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 28, 2021 (inception)	$—
Issuance of Public and Private Warrants	7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at December 31, 2021	1,785,000
Change in fair value of derivative liabilities	944,630
Derivative warrant liabilities at December 31, 2022	$840,370
The following tables represent reconciliations of the fair value measurements of the liabilities associated with our SAFE and warrant obligations using significant unobservable inputs (Level 3) (in thousands):

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2022	$1,145	$28,271	$1,729	$—
Issuance of Brookfield SAFE liability	—	—	—	50,000
Loss recognized in consolidated statement of operations and comprehensive loss	974	715	260	$—
Balance as of December 31, 2022	$2,119	$28,986	$1,989	$50,000

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2021	$582	$—	$—	$—
Issuance of SAFE liability and warrant	—	28,271	1,729	—
Loss recognized in consolidated statement of operations and comprehensive loss	563	—	—	—
Balance as of December 31, 2021	$1,145	$28,271	$1,729	$—